GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on sale of vessels) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Sale of Titan Orion (ex Front Duke) [Member]	Mar. 31, 2012 Sale of Titan Orion (ex Front Duke) [Member]	Dec. 31, 2012 Sale of Front Rider [Member]	Jul. 31, 2012 Sale of Front Rider [Member]	Dec. 31, 2012 Sale of Front Climber [Member]	Oct. 31, 2012 Sale of Front Climber [Member]	Dec. 31, 2012 Sale of Ticen Ocean (ex Front Lady) [Member]	Nov. 30, 2012 Sale of Ticen Ocean (ex Front Lady) [Member]	Dec. 31, 2012 Sale of Front Driver [Member]	Nov. 30, 2012 Sale of Front Driver [Member]	Dec. 31, 2012 Sale of Front Viewer [Member]
Significant Acquisitions and Disposals [Line Items]
Imputed sales price	$ 78,358				$ 14,722		$ 10,187		$ 8,938		$ 14,080		$ 9,574	$ 20,857
Book value	52,677				12,500		8,274		7,818		9,738		6,253	8,094
Gain/(loss)	$ 25,681	$ 8,468	$ 28,104	$ 2,222		$ 1,913		$ 1,120		$ 4,342		$ 3,321		$ 12,763